[logo] PIONEER
       Investments(R)







                                                 May 4, 2007

VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Trust's Class I and Class II shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 42 to the Trust's registration statement on Form N-1A filed with the Commission on April 27, 2007
(Accession No. 0000930709-07-000038).

        If you have any questions about this certification, please contact me at (617) 422-4388 (collect).

                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes


cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."